Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
Schedule of warrants outstanding
Number of Warrants	Exercise Price	Expiration Date

1,000,000	$2.25	10/5/2017
50,000	$0.89	2/17/2016
804,139	$1.20	3/17/2019

Schedule of warrant activity
	Number of Warrants	Weighted average exercise price
Outstanding, January 1, 2013	12,277,000	$2.25
Granted - 2013	0	0
Exercised - 2013	0	0
Expired – 2013	(527,000)	(1.73)
Balance, December 31, 2013	11,750,000	2.27
Granted – 2014	804,139	1.20
Exercised – 2014	(550,000)	(0.35)
Cancelled - 2014	(10,000,000)	(2.40)
Expired – 2014	(150,000)	(1.45)
Balance, December 31, 2014	1,854,139	$1.69